Expense Example - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677